Directors and employees - Management compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Short-term employee benefits
Wages and salaries	£ 1,520	£ 1,252	£ 934
Social security costs	162	98	58
Short-term employee benefits expense	1,682	1,350	992
Post-employment benefits
Amounts paid in lieu of employer pension contributions	32	17	17
Other pension costs	14	11	0
Key management personnel compensation, other long-term employee benefits	46	28	17
Share-based payment	705	327	626
Total remuneration	£ 2,433	£ 1,705	£ 1,635